Other Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	Note 4 – Other Accounts Receivable
	As of December 31,
	2018	2017
	(in thousands)
Government institutions	$51	$55
Prepaid expenses	167	100
	$218	$155